Financial risk management - Narrative (Details) - Currency risk € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Risk management
Percentage of confidence level to determine value at risk	95.00%
Probability percentage that potential loss not exceed value at risk	95.00%
Probability percentage that potential loss will be at minimum equal to value at risk	5.00%
Confidence level that potential loss not exceed value at risk	95.00%
Non-current restricted cash and cash equivalents	€ 114	€ 119
Cash flow hedges
Risk management
Hedge ratio	1
Fair value hedges
Risk management
Hedge ratio	1
Hedges on net investment in foreign subsidiaries
Risk management
Hedge ratio	1